Basis of Presentation	6 Months Ended
Dec. 31, 2015
Basis of Presentation:
Basis of Presentation
1.	Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial statements. Accordingly, they do not contain all information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements. In the opinion of the Company’s management, the accompanying unaudited financial statements contain all the adjustments necessary (consisting only of normal recurring accruals) to present the financial position of the Company as December 31, 2015 and the results of operations and cash flows for the six months ended December 31, 2015 and 2014. The results of operations for six and three months ended December 31, 2015 are not necessarily indicative of the operating results for the full fiscal year or any future period. These unaudited consolidated financial statements should be read in conjunction with the financial statements and related notes thereto for the year ended June 30, 2015.